FRED ALGER MANAGEMENT, INC.
111 Fifth Avenue
New York, New York  10003

February 20, 2008

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Attention:  Patty Williams

Re:	Alger Funds (File Nos.: 811-1355, 33-4959)
Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of The Alger Funds (the “Trust”), transmitted for filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “Securities Act”), is Post-Effective Amendment No. 51 under the Securities Act and Post Effective Amendment No. 53 under the Investment Company Act of 1940, as amended (the “Amendment”) to the Fund’s Registration Statement on Form N-1A (the “Registration Statement”).

The Amendment is being filed to (i) update the financial statements, performance and fee and expense information of the Trust’s portfolios; and (ii) make certain other non-material revisions.

Should members of the Staff have any questions or comments regarding the Amendment, they should call the undersigned at 212.806.8833.

Very truly yours,

/s/ Lisa A. Moss, Esq.
Lisa A. Moss, Esq.

cc:	Hal Liebes, Esq.